Short-term Borrowing - Summary of Short-term Borrowing (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Bank borrowings	¥ 30,000	¥ 13,000
Current portion of long-term borrowings	6,880	11,267
Short-term borrowing	¥ 36,880	¥ 24,267